Summary of Significant Accounting Policies - Schedule of Foreign Currency Translation (Details)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Year-end RMB [Member]
Foreign Currency Exchange Rate, Translation	6.5377	6.9692
Average Yearly RMB [Member]
Foreign Currency Exchange Rate, Translation	6.9044	6.9072	6.8787